Other Non-Current Assets - Disclosure of movement in ARM BBEE Trust Loan (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2021
Disclosure of financial assets [line items]
Loans to associates	R 116	R 116
ARM BBEE Trust
Disclosure of financial assets [line items]
Refinanced loan advances			R 264
Repayments Of Loans	R (23)	(28)
ARM
Disclosure of financial assets [line items]
Ownership interest (as a percent)	9.50%
Proportion Of Beneficial Interest Held By Shareholder	11.70%
Polymetals Resources Limited
Disclosure of financial assets [line items]
Ownership interest (as a percent)	1.70%
Pamodzi
Disclosure of financial assets [line items]
Loans to associates	R 116	R 116